UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2025

California Tax-Free Bond Fund

Investor Class (PRXCX)

This semi-annual shareholder report contains important information about California Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Tax-Free Bond Fund - Investor Class	$29	0.58%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$734,990
Number of Portfolio Holdings	390

Portfolio Turnover Rate	14.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

California	95.5%
Puerto Rico	3.5
Other	1.0

Industry Allocation (as a % of Net Assets)

Transportation	18.7%
General Obligations - Local	12.5
Health Care	11.9
Education	11.9
Housing	9.5
Special Tax	4.6
Leasing	4.0
General Obligations - State	2.3
Water & Sewer	1.7
Other	22.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F80-053 10/25

California Tax-Free Bond Fund

Investor Class (PRXCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

California Tax-Free Bond Fund

I Class (TCFEX)

This semi-annual shareholder report contains important information about California Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Tax-Free Bond Fund - I Class	$22	0.44%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$734,990
Number of Portfolio Holdings	390

Portfolio Turnover Rate	14.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

California	95.5%
Puerto Rico	3.5
Other	1.0

Industry Allocation (as a % of Net Assets)

Transportation	18.7%
General Obligations - Local	12.5
Health Care	11.9
Education	11.9
Housing	9.5
Special Tax	4.6
Leasing	4.0
General Obligations - State	2.3
Water & Sewer	1.7
Other	22.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1096-053 10/25

California Tax-Free Bond Fund

I Class (TCFEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRXCX California Tax-Free
Bond Fund
TCFEX California Tax-Free
Bond Fund–
.
I Class

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 10.88 $ 10.83 $ 10.52 $ 11.49 $ 11.80 $ 12.04
Investment
activities
Net investment
income
(1)(2)
0.19 0.36 0.34 0.31 0.30 0.32
Net realized and
unrealized gain/
loss (0.52) 0.05 0.31 (0.97) (0.27) (0.23)
Total from
investment
activities (0.33) 0.41 0.65 (0.66) 0.03 0.09
Distributions
Net investment
income (0.18) (0.36) (0.34) (0.30) (0.30) (0.32)
Net realized gain — — — (0.01) (0.04) (0.01)
Total distributions (0.18) (0.36) (0.34) (0.31) (0.34) (0.33)
NET ASSET
VALUE
End of period $ 10.37 $ 10.88 $ 10.83 $ 10.52 $ 11.49 $ 11.80

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
(3.01)% 3.81% 6.26% (5.71)% 0.13% 0.80%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.58%
(4)
0.58% 0.57% 0.58% 0.53% 0.53%
Net expenses
after waivers/
payments by
Price Associates 0.58%
(4)
0.58% 0.57% 0.58% 0.53% 0.53%
Net investment
income 3.53%
(4)
3.30% 3.21% 2.87% 2.48% 2.74%
Portfolio turnover
rate 14.2% 16.5% 12.0% 28.3% 8.3% 16.1%
Net assets, end
of period (in
thousands) $387,798 $405,357 $382,476 $349,156 $455,003 $562,592
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 10.87 $ 10.82 $ 10.51 $ 11.49 $ 11.79 $ 12.03
Investment
activities
Net investment
income
(1)(2)
0.19 0.37 0.35 0.32 0.31 0.33
Net realized and
unrealized gain/
loss (0.50) 0.05 0.31 (0.97) (0.26) (0.23)
Total from
investment
activities (0.31) 0.42 0.66 (0.65) 0.05 0.10
Distributions
Net investment
income (0.19) (0.37) (0.35) (0.32) (0.31) (0.33)
Net realized gain — — — (0.01) (0.04) (0.01)
Total distributions (0.19) (0.37) (0.35) (0.33) (0.35) (0.34)
NET ASSET
VALUE
End of period $ 10.37 $ 10.87 $ 10.82 $ 10.51 $ 11.49 $ 11.79

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
(2.85)% 3.96% 6.40% (5.66)% 0.33% 0.90%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.45%
(4)
0.44% 0.44% 0.45% 0.43% 0.43%
Net expenses
after waivers/
payments by
Price Associates 0.44%
(4)
0.44% 0.44% 0.44% 0.43% 0.43%
Net investment
income 3.68%
(4)
3.44% 3.35% 3.01% 2.59% 2.83%
Portfolio turnover
rate 14.2% 16.5% 12.0% 28.3% 8.3% 16.1%
Net assets, end
of period (in
thousands) $347,192 $386,471 $361,111 $310,843 $245,613 $134,569
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE California Tax-Free Bond Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
CALIFORNIA  95.5%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,039
Bay Area Toll Auth., Series A, VRDN, 3.40%, 4/1/55  4,000 4,000
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 5,000 3,462
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 4.50%, 7/1/54 (1)(3) 4,000 3,601
California, GO, 5.00%, 3/1/49  2,000 2,078
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,284
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,243
California Community Choice Fin. Auth., Series D, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  8,000 8,613
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  4,100 4,394
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,528
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,830 4,114
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 6,026
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,848
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,212
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  8,875 9,647
California Community Housing Agency, 5.00%, 8/1/49 (4) 2,000 1,750
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  65 63
California EFA, 5.00%, 4/1/51  4,000 4,196
California EFA, Series A, 4.00%, 12/1/39  1,245 1,114
California EFA, Series A, 5.00%, 12/1/34  1,000 1,025
California EFA, Series A, 5.00%, 12/1/44  3,500 3,371
California EFA, Series A, 5.00%, 10/1/55  3,000 3,061
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35  400 415
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 413
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  500 506
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 988

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 548
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  7,000 7,208
California HFFA, Adventist Health System, VRDN, 3.15%,
3/1/41  825 825
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  5,745 3,959
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,354
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 563
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  8,000 8,230
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,411
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50  2,120 1,838
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,035
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,045
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,383 1,412
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,537 2,572
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,278 2,286
California Housing Fin. Agency, Series A, 4.75%, 8/1/45  4,000 4,006
California Housing Fin. Agency, Series A, 4.95%, 8/1/50  4,000 3,931
California Housing Fin., Shoreview Apartments, Series T,
4.10%, 7/1/40  3,325 3,202
California Infrastructure & Economic Dev. Bank, 5.00%, 5/15/44  2,000 2,072
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,326
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/54  4,080 3,885
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/57  2,115 2,004
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/59  1,000 943
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.43%, 12/1/50 (Tender 6/1/26)  1,175 1,170
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series A, 3.25%, 8/1/29  2,800 2,840
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  2,250 2,151
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 4,505
California Municipal Fin. Auth., Baptist Univ., Series A, 5.375%,
11/1/45 (4) 775 767

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Baptist Univ., Series A, 5.625%,
11/1/54 (4) 500 493
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 300
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,629
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (4) 1,920 1,921
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 569
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/54  1,800 1,753
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/59  2,600 2,504
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  2,865 2,904
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  105 102
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 261
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 346
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 256
California Municipal Fin. Auth., Channing House Project,
Series A, 5.00%, 5/15/35  1,000 1,025
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,164
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,056
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (4) 1,515 1,384
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (4) 2,075 1,733
California Municipal Fin. Auth., County of Placer - Placer One,
5.25%, 9/1/45  3,000 2,955
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,016
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,563
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 374
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 322
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 405 404

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 854
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 864
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,382
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(3) 2,845 2,421
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,456
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (3) 1,500 1,505
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,500 5,353
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,695
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,573
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 765
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 820
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,141
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,349
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,110
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,030
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,071
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 1,977
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 538
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 395
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 367
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (5) 950 981
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (5) 1,005 1,091
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (5) 780 863

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31 (5) 1,000 1,135
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (5) 1,025 1,173
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 3,871
California Municipal Fin. Auth., Terry Manor Apartments,
Series A, 4.20%, 8/1/40  5,935 5,670
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,049
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,505
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 3,813
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 500 434
California PFA, Enso Village Project, 5.00%, 11/15/51 (4) 1,000 843
California PFA, Enso Village Project, 5.00%, 11/15/56 (4) 1,000 826
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 507
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 506
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,005
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,254
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,387
California School Fin. Auth., Alliance for College-Ready Public
School, 5.00%, 7/1/59 (4) 4,150 3,915
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (4) 2,000 1,833
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (4) 600 521
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (4) 1,135 906
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 3,000 3,035
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 1,850 1,745
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (4) 2,150 1,994
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 675
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 2,090 1,867
California State Univ., Series A, 5.50%, 11/1/55  4,000 4,262
California State Univ., Series C, 4.00%, 11/1/45  1,100 987
California Statewide CDA, 4.75%, 9/2/55  1,000 928
California Statewide CDA, 5.00%, 9/2/40  1,055 1,070
California Statewide CDA, 5.375%, 9/2/52  1,990 1,994
California Statewide CDA, Series A, 4.75%, 9/2/40  1,280 1,261
California Statewide CDA, Series C-1, 5.00%, 9/2/39  1,200 1,236

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,464
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,259
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,006
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,001
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,149
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,008
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 1,806
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,162
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 401
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 179
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,652
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,773
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 779
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 921
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,817
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,001
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/34 (4) 375 382
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/39 (4) 675 662
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 4,135 3,673
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 501
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 4,750 4,563
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 769
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,820
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 983
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 971

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Rady Children's Hosp., Series B,
VRDN, 3.25%, 8/15/47  300 300
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,024
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,000
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,002
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,053
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 962
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,268
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,010
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,702
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 134
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 160
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 106
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 132
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  6,000 6,444
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 6,073
Chino Valley Unified School Dist., Series D, GO, 5.00%, 8/1/55  5,000 5,099
Clovis Unified School Dist., Series C, GO, 4.00%, 8/1/48  1,750 1,536
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,833
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,285
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 2,470 1,794
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,940 2,488
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,535 2,574
Cupertino Union School Dist., Series A, GO, 5.75%, 8/1/45  1,165 1,299
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,669
Del Mar Race Track Auth., 5.00%, 10/1/36  700 702
Eastern Municipal Water Dist., Series 80, 5.00%, 9/1/45  950 937

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/44  1,405 1,479
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/45  1,500 1,569
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  1,890 1,716
Foothill-Eastern Transportation Corridor Agency, Series B-2,
3.50%, 1/15/53 (1) 2,000 1,586
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 183
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 259
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 164
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 166
Fullerton Joint Union High School Dist., Series A, GO, 4.00%,
8/1/47  4,190 3,703
Garden Grove PFA, Series A, 4.00%, 4/1/54 (2) 2,125 1,827
Inglewood Unified School Dist., Series B, GO, 5.50%, 8/1/44  1,000 1,084
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,634
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,123
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 3,959
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,291
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 524
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,258
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,422
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,003
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/50 (2) 1,200 317
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/51 (2) 1,500 373
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/52 (2) 1,400 329
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/53 (2) 1,000 222
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/54 (2) 145 30
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (6) 1,000 1,062
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (2) 6,750 5,035

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,480
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,568
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,381
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/42  2,000 2,072
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/43  2,000 2,052
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/44  1,025 1,046
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (3) 1,300 1,318
Los Angeles County Fac., Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  3,400 3,470
Los Angeles County Metropolitan Transportation Auth. Sales
Tax Revenue, Series A, 5.00%, 7/1/42  2,475 2,647
Los Angeles County Public Works Fin. Auth., Series J, 5.50%,
12/1/54 (7) 5,000 5,301
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (3) 1,000 701
Los Angeles Dept. of Airports, 5.25%, 5/15/47 (3) 3,480 3,511
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (3) 5,225 4,760
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3) 500 512
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/42 (3) 1,250 1,250
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (3) 1,000 991
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (3) 1,200 1,207
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 939
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (3) 1,000 1,024
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (3) 1,000 1,019
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/35 (3) 1,080 1,179
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 1,500 1,307
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (3) 5,000 5,190
Los Angeles Unified School Dist., Series A-1, GO, 5.00%,
7/1/45  8,250 8,601
Los Angeles Unified School Dist., Series QRR, GO, 5.25%,
7/1/49  3,250 3,394
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 1,875
Moreno Valley Unified School Dist., Series A, GO, 5.25%,
8/1/41 (2) 1,005 1,092
Moreno Valley Unified School Dist., Series E, GO, 5.25%,
8/1/42 (2) 1,000 1,076
Newport Beach, Series A, 4.125%, 9/2/38  570 553
Newport Beach, Series A, 5.00%, 9/2/43  645 650

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (3) 2,000 2,001
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (3) 6,170 6,013
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,266
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 4,677
Oceanside Unified School Dist., Prerefunded Balance, GO,
Zero Coupon, 8/1/28 (1)(5) 380 353
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(5) 250 232
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (1) 3,870 3,590
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(5) 500 464
Ontario Community Fac. Dist. No. 64, 5.00%, 9/1/55  3,000 2,851
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/36 (1)(3) 1,040 1,012
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/37 (1)(3) 575 555
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(3) 1,350 1,260
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,904
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 499
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,368
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,481
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,015
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 892
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 456
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 533
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 1,983
Pleasanton Unified School Dist., GO, 5.00%, 8/1/45  2,665 2,804
Port of Los Angeles, Series A-1, 5.00%, 8/1/36 (3) 1,000 1,089
Port of Los Angeles, Series A-2, 5.00%, 8/1/36 (3) 750 817
Port of Los Angeles, Series A-2, 5.00%, 8/1/37 (3) 1,000 1,077
Port of Oakland, Unrefunded Balance, Series H, 5.00%,
5/1/29 (3) 1,725 1,841
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,479

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Regents of the Univ. of California Medical Center Pooled
Revenue, Series K, VRDN, 3.20%, 5/15/47  900 900
Regents of the Univ. of California Medical Center Pooled
Revenue, Series L, 4.50%, 5/15/36  1,900 1,909
Regents of the Univ. of California Medical Center Pooled
Revenue, Series O-1, VRDN, 3.20%, 5/15/45  345 345
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 7,246
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 2,568
Rocklin, Special Tax, 5.00%, 9/1/37  535 535
Rocklin, Special Tax, 5.00%, 9/1/38  975 975
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,008
Sacramento City Fin. Auth., 5.00%, 12/1/31 (2) 1,380 1,389
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,177
Sacramento County Airport, Series A, 5.25%, 7/1/44 (3) 1,375 1,414
Sacramento County Airport, Series A, 5.25%, 7/1/45 (3) 1,750 1,796
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,277
Sacramento County Airport, Series C, 5.00%, 7/1/36 (3) 4,000 4,081
Sacramento Metropolitan Fire Dist., Series A, GO, 4.00%,
8/1/52  8,280 7,282
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,279
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,719
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (4) 2,195 2,153
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 1,998
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40 (Prerefunded 9/1/25) (8) 970 970
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,146
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,729
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (3) 2,540 2,179
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (3) 1,500 1,256
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (3) 2,500 2,045
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (3) 1,215 1,253
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (3) 1,000 1,021

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (3) 600 606
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (3) 4,675 4,600
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (3) 650 692
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/43 (3) 1,875 1,944
San Diego County Regional Airport Auth., Series B, 5.50%,
7/1/55 (3) 3,350 3,468
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 468
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 897
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 714
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  3,000 3,042
San Diego Unified School Dist., Green Bond, Series A-3, GO,
4.00%, 7/1/53  4,000 3,510
San Diego Unified School Dist., Green Bond, Series B-3, GO,
4.00%, 7/1/54  2,595 2,239
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 2,808
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 921
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 350
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 610
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 3,000 3,102
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (3) 3,710 3,764
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/42 (3) 5,000 5,021
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (3) 4,000 4,039
San Francisco City & County Int'l. Airport, Commissions,
Series B, 5.00%, 5/1/46 (3) 5,000 4,908
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (3) 4,500 4,693
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (Prerefunded 5/1/29) (3)(8) 155 158
San Francisco Public Utilities Commission Water Revenue,
Series A, 5.00%, 11/1/42  900 960

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,036
San Francisco Public Utilities Commission Water Revenue,
Series F, 5.00%, 11/1/39  1,400 1,594
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  2,200 2,439
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,036
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,077
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,587
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (3) 605 605
San Luis Coastal Unified School Dist., Series B, GO, 4.00%,
8/1/54  4,500 3,946
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/31 (Prerefunded 10/1/25) (8) 2,165 2,169
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/32 (Prerefunded 10/1/25) (8) 850 852
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/34 (Prerefunded 10/1/25) (8) 900 902
San Marcos Unified School Dist., Series A, GO, 5.00%, 8/1/45  885 925
Santa Barbara Community College Dist., Series A, GO, 6.00%,
8/1/55  5,000 5,610
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/42 (1) 500 532
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/43 (1) 1,285 1,355
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/45 (1) 350 365
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,394
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,503
Sequoia Union High School Dist., GO, 4.00%, 7/1/52  3,750 3,269
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,649
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,225
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 932
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,166
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,682

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,500 1,407
Univ. of California Regents, Series BZ, 5.00%, 5/15/41  3,500 3,746
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 9,630
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 852
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 589
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 629
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 314
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 264
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,035
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,020
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,685
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,682
West Sacramento Enhanced Infrastructure Fin. Dist. No. 1,
5.00%, 9/1/40 (1) 800 839
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (1) 440 448
702,359
PUERTO RICO  3.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,841 2,410
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,639
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 296
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,299
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 283
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 534
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 300
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 932
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,403
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 2,025

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 15 10
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 25 17
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (10)(11) 225 149
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 65 43
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 80 53
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 305 202
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 100 66
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 125 83
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 15 10
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 15 10
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 75 50
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 65 43
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 30 20
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 80 53
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 60 40
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 35 23
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 25 16
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 245 162
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 70 46
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 25 17
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,465 1,395
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 6,847

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 914
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,141
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,000 925
25,469
Total Municipal Securities (Cost $755,491) 727,828
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.6%
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, 3.05%, 4/15/34  1,820 1,668
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,311 2,731
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $5,218) 4,399
Total Investments in Securities
99.6% of Net Assets
(Cost $760,709) $ 732,227
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Insured by Build America Mutual Assurance Company
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $50,575 and represents 6.9% of net assets.
(5) Escrowed to maturity
(6) Insured by National Public Finance Guarantee Corporation
(7) When-issued security
(8) Prerefunded date is used in determining portfolio maturity.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(11) Non-income producing
CDA Community Development Administration/Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $760,709) $ 732,227
Interest receivable 9,034
Receivable for shares sold 803
Receivable for investment securities sold 415
Cash 78
Other assets 34
Total assets 742,591
Liabilities
Payable for investment securities purchased 5,276
Payable for shares redeemed 1,468
Investment management fees payable 240
Due to affiliates 20
Other liabilities 597
Total liabilities 7,601
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 734,990
Net Assets Consist of:
Total distributable earnings (loss) $ (47,256)
Paid-in capital applicable to 70,870,709 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 782,246
NET ASSETS $ 734,990
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $387,798; Shares outstanding: 37,384,374) $ 10.37
I Class
(Net assets: $347,192; Shares outstanding: 33,486,335) $ 10.37

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Investment Income (Loss)
Interest income $ 15,506
Expenses
Investment management 1,449
Shareholder servicing
Investor Class $ 304
I Class 31 335
Prospectus and shareholder reports
Investor Class 4
I Class 3 7
Custody and accounting 105
Registration 25
Legal and audit 23
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (19)
Total expenses 1,935
Net investment income 13,571
Realized and Unrealized Gain / Loss –
Net realized loss on securities (4,661)
Change in net unrealized gain / loss on securities (32,160)
Net realized and unrealized gain / loss (36,821)
DECREASE IN NET ASSETS FROM OPERATIONS $ (23,250)

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,571 $ 25,963
Net realized loss (4,661) (2,678)
Change in net unrealized gain / loss (32,160) 5,128
Increase (decrease) in net assets from operations (23,250) 28,413
Distributions to shareholders
Net earnings
Investor Class (6,809) (12,758)
I Class (6,578) (12,910)
Decrease in net assets from distributions (13,387) (25,668)
Capital share transactions
*
Shares sold
Investor Class 73,390 103,300
I Class 28,820 91,527
Distributions reinvested
Investor Class 6,055 11,447
I Class 3,860 7,636
Shares redeemed
Investor Class (78,207) (93,132)
I Class (54,119) (75,282)
Increase (decrease) in net assets from capital
share transactions (20,201) 45,496
Net Assets
Increase (decrease) during period (56,838) 48,241
Beginning of period 791,828 743,587
End of period $ 734,990 $ 791,828
*Share information (000s)
Shares sold
Investor Class 7,033 9,490
I Class 2,757 8,454
Distributions reinvested
Investor Class 580 1,055
I Class 370 704
Shares redeemed
Investor Class (7,503) (8,587)
I Class (5,196) (6,963)
Increase (decrease) in shares outstanding (1,959) 4,153

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The California
Tax-Free Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds. The fund has two classes of shares: the California Tax-Free Bond Fund (Investor Class) and the California
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions

T. ROWE PRICE California Tax-Free Bond Fund

to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE California Tax-Free Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE California Tax-Free Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE California Tax-Free Bond Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $106,449,000 and
$104,613,000, respectively, for the six months ended August 31, 2025.

T. ROWE PRICE California Tax-Free Bond Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital
gains.
As of February 28, 2025, the fund had
$16,378,000 of available capital loss carryforwards.
At August 31, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $760,709,000. Net unrealized loss aggregated
$28,482,000 at period-end, of which $4,012,000 related to appreciated investments and $32,494,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE California Tax-Free Bond Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE California Tax-Free Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $77,000 remain subject to repayment by the fund at August 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2025, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $91,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $(19)

T. ROWE PRICE California Tax-Free Bond Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE California Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE California Tax-Free Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F80-051 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 17, 2025